Taxes - Schedule of Net Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Net Deferred Tax Assets and Liabilities [Abstract]
Allowance for credit loss	$ 8,961	$ 2,421
Inventories valuation allowance	28,336	12,676
Operating lease liabilities	170,111	5,012
Deferred tax assets	207,408	20,109
Right-of-use asset	(167,281)	(5,720)
Depreciation	(213,322)	(235,940)
Deferred tax liabilities	(380,603)	(241,660)
Net deferred tax liabilities	$ (173,195)	$ (221,551)